Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING REVENUES
Time charter revenue (include related party revenues of $66,929, $144,681 and $142,826 for each of the years ended December 31, 2022, 2021 and 2020, respectively)	$ 604,487	$ 402,524	$ 282,272
Amortization of intangible liabilities-charter agreements (includes related party amortization of intangible liabilities-charter agreements of $5,385, $6,882 and $1,782 for each of the years ended December 31, 2022, 2021 and 2020, respectively)	41,158	45,430	541
Total operating revenues	645,645	447,954	282,813
OPERATING EXPENSES:
Vessel operating expenses (include related party vessels operating expenses of $16,642, $15,294 and $12,580 for each of the years ended December 31, 2022, 2021 and 2020, respectively)	167,444	130,304	102,837
Time charter and voyages expenses (include related party time charter and voyage expenses of $6,289, $3,583 and $2,446 for each of the years ended December 31, 2022, 2021 and 2020, respectively)	21,154	13,100	11,149
Depreciation and amortization	81,303	61,563	46,978
Impairment of vessels	3,033	0	8,497
General and administrative expenses	18,526	13,240	8,350
(Gain)/loss on sale of vessels	0	(7,770)	244
Operating Income	354,185	237,517	104,758
NON-OPERATING INCOME/(EXPENSES)
Interest income	2,512	449	956
Interest and other finance expenses (include $21,511 expenses relating to prepayment fees, acceleration of deferred financing costs, premium and acceleration of premium amortization, $5,764 and $2,831 Notes premium for each of the years ended December 31, 2022, 2021 and 2020, respectively)	(75,289)	(69,227)	(65,354)
Other income, net	1,782	2,812	1,252
Fair value adjustment on derivative asset	9,685	0	0
Total non-operating expenses	(61,310)	(65,966)	(63,146)
Income before income taxes	292,875	171,551	41,612
Income taxes	50	(56)	(49)
Net Income	292,925	171,495	41,563
Earnings allocated to Series B Preferred Shares	(9,536)	(8,263)	(3,995)
Net Income available to Common Shareholders	$ 283,389	$ 163,232	$ 37,568
Common Class A [Member]
Weighted average number of Class A common shares outstanding
Basic	36,603,134	35,125,003	17,687,137
Diluted	37,204,345	35,508,015	17,752,525
Net Earnings per Class A common share
Basic	$ 7.74	$ 4.65	$ 1.23
Diluted	$ 7.62	$ 4.60	$ 1.22